OPERATING LEASE - Schedule of Assets and Liabilities Related to Company's Lease (Details) - USD ($)	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Business Combination and Asset Acquisition [Abstract]
Operating lease right-of-use assets, net	$ 3,929,876	$ 4,324,514	$ 4,984,688
Current portion of operating lease liability	765,378	733,572	646,742
Non-current portion of operating lease liability	$ 3,411,364	$ 3,827,878	$ 4,532,490